Non-Controlling Interests - Summary of Financial Information of Material Non-controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Summarized statement of financial position information
Current assets	$ 23,186	$ 23,949
Non-current assets	189,757	193,678
Current liabilities	34,383	34,184
Non-current liabilities	94,282	104,104
Equity attributable to equity holders	73,398	68,669
Non-controlling interests	10,880	10,671
Summarized income statement and comprehensive income information
Revenue	57,786	54,304	[1]	$ 46,881	[1]
Profit of the period	7,597	6,114	[1]	2,202	[1]
Attributable to:
Equity holders	5,969	4,670	[1]	1,405	[1]
Non-controlling interests	1,628	1,444	[1]	797	[1]
Profit of the period	7,597	6,114	[1]	2,202	[1]
Other comprehensive income	(1,315)	(3,881)	[1]	(10,104)	[1]
Total comprehensive income/(loss)	6,283	2,233		(7,901)
Attributable to:
Equity holders	4,994	934		(8,156)
Non-controlling interests	1,289	1,299		255
Summarized cash flow information
Cash flow from operating activities	13,298	14,799	[1]	10,891	[1]
Cash flow from investing activities	(4,620)	(5,878)	[1]	6,336	[1]
Cash flow from financing activities	(10,620)	(11,598)	[1]	(8,475)	[1]
Ambev [member]
Summarized statement of financial position information
Current assets	7,248	6,922
Non-current assets	19,193	17,915
Current liabilities	7,770	6,965
Non-current liabilities	2,700	2,817
Equity attributable to equity holders	15,707	14,809
Non-controlling interests	263	246
Summarized income statement and comprehensive income information
Revenue	15,434	13,570		11,373
Profit of the period	2,883	2,444		2,286
Attributable to:
Equity holders	2,800	2,360		2,217
Non-controlling interests	84	84		69
Profit of the period	2,883	2,444		2,286
Other comprehensive income	(1,300)	629		1,467
Total comprehensive income/(loss)	1,584	3,074		3,753
Attributable to:
Equity holders	1,517	2,970		3,647
Non-controlling interests	67	104		106
Summarized cash flow information
Cash flow from operating activities	3,997	4,266		3,673
Cash flow from investing activities	(969)	(1,441)		(1,325)
Cash flow from financing activities	(3,164)	(2,988)		(1,676)
Net increase/(decrease) in cash and cash equivalents	(136)	(163)		673
Budweiser APAC [Member]
Summarized statement of financial position information
Current assets	3,606	3,161
Non-current assets	12,390	13,464
Current liabilities	4,414	4,691
Non-current liabilities	748	851
Equity attributable to equity holders	10,765	11,013
Non-controlling interests	69	70
Summarized income statement and comprehensive income information
Revenue	6,478	6,788		5,588
Profit of the period	949	981		537
Attributable to:
Equity holders	913	950		514
Non-controlling interests	36	31		23
Profit of the period	949	981		537
Other comprehensive income	(812)	(289)		635
Total comprehensive income/(loss)	137	692		1,172
Attributable to:
Equity holders	105	660		1,147
Non-controlling interests	32	32		25
Summarized cash flow information
Cash flow from operating activities	1,577	1,903		1,301
Cash flow from investing activities	(440)	(731)		(572)
Cash flow from financing activities	(500)	(464)		(432)
Net increase/(decrease) in cash and cash equivalents	$ 637	$ 708		$ 297

[1]	Amended to conform to 2022 presentation.